Reinsurance (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance
6. Reinsurance
In the normal course of business, the Company participates in reinsurance agreements in order to limit losses that may arise from catastrophes or other individually severe events. The Company ceded primarily all specific commercial liability risks in excess of $400,000 in 2023, and $340,000 in 2022. The Company ceded specific commercial property risks in excess of $400,000 in 2023, and $300,000 in 2022. The Company ceded homeowners specific risks in excess of $300,000 in both 2023 and 2022.
A “treaty” is a reinsurance agreement in which coverage is provided for a class of risks and does not require policy by policy underwriting of the reinsurer. “Facultative” reinsurance is where a reinsurer negotiates an individual reinsurance agreement for every policy it will reinsure on a policy by policy basis. A loss is covered under a reinsurance contract if the loss occurs within the effective dates of the agreement notwithstanding when the loss is reported.
Reinsurance does not discharge the direct insurer from liability to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors the concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. To date, the Company has not experienced any significant difficulties in collecting reinsurance recoverables.
The Company assumes written premiums under a few fronting arrangements. The fronting arrangements are with unaffiliated insurers who write on behalf of the Company in markets that require a higher A.M. Best rating than the Company’s current rating, where the policies are written in a state where the Company is not licensed or for other strategic reasons.
On November 1, 2022, the Company entered into a loss portfolio transfer (“LPT”) reinsurance agreement with Fleming Reinsurance Ltd (“Fleming Re”). Under the agreement, Fleming Re will cover an aggregate limit of $66.3 million of paid losses on $40.8 million of stated net reserves as of June 30, 2022, relating to accident years 2019 and prior. This covers substantially all of the commercial liability lines underwritten by the Company. Within the aggregate limit, there is a $5.5 million loss corridor in which the Company retains losses in excess of $40.8 million. Fleming Re is then responsible to cover paid losses in excess of $46.3 million up to $66.3 million. Accordingly, there is $20.0 million of adverse development cover for accident years 2019 and prior. Under the agreement, Fleming Re was compensated with $40.8 million for stated net reserves as of June 30, 2022, plus a one-time risk fee of $5.4 million. Recoverables due to the Company under this agreement are recorded as reinsurance recoverables. The agreement is between CIC and WPIC and Fleming Re.
As of March 31, 2023, the Company has recorded losses through the $5.5 million corridor and $2.4 million into the $20.0 million layer. As of December 31, 2022, the Company recorded losses through the $5.5 million corridor and $644,000 into the $20.0 million layer.
As of March 31, 2023, the Consolidated Balance Sheet included $3.0 million of reinsurance recoverables on paid losses related to the LPT, and $22.0 million of reinsurance recoverables on unpaid losses related to the LPT. As of December 31, 2022, the Consolidated Balance Sheet included $3.8 million of reinsurance recoverables on paid losses related to the LPT, and $25.9 million of reinsurance recoverables on unpaid losses related to the LPT.
The following table presents the effects of reinsurance and assumption transactions on written premiums, earned premiums and losses and LAE (dollars in thousands):
	Three Months Ended March 31,
	2023	2022
Written premiums:
Direct	$24,341	$24,796
Assumed	11,873	8,168
Ceded	(17,872)	(14,943)
Net written premiums	$18,342	$18,021

Earned premiums:
Direct	$23,315	$24,123
Assumed	10,979	8,641
Ceded	(12,342)	(8,809)
Net earned premiums	$21,952	$23,955

Losses and LAE:
Direct	$1,969	$13,066
Assumed	1,497	7,408
Ceded	10,247	(2,456)
Net Losses and LAE	$13,713	$18,018

8. Reinsurance
In the normal course of business, the Company participates in reinsurance agreements in order to limit losses that may arise from catastrophes or other individually severe events. The Company primarily ceded all specific loss commercial liability risks in excess of $340,000 in 2022, and $400,000 in 2021 and 2020. The Company ceded specific loss commercial property risks in excess of $300,000 in 2022 and $200,000 in 2021. The Company ceded 40% of specific loss commercial property risks in excess of $400,000 and 60% in excess of $300,000 in 2020. The Company ceded homeowners specific risks in excess of $300,000 in 2022, 2021, and 2020.
A “treaty” is a reinsurance agreement in which coverage is provided for a class of risks and does not require policy by policy underwriting of the reinsurer. “Facultative” reinsurance is where a reinsurer negotiates an individual reinsurance agreement for every policy it will reinsure on a policy-by-policy basis. A loss is covered under a reinsurance contract if the loss occurs within the effective dates of the agreement notwithstanding when the loss is reported.
The Company entered into new specific loss reinsurance treaties on December 31, 2021 and January 1, 2022 which included a 40% ceding commission. The reinsurance premiums related to these treaties increased by the same amount as the ceding commission.
Reinsurance does not discharge the Company, as the direct insurer, from liability to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors the concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. To date, the Company has not experienced any significant difficulties in collecting reinsurance recoverables. The Company's current reinsurance structure includes the following primary categories:
Casualty Clash
•
Clash coverage is a type of reinsurance that provides additional coverage in the event that one casualty loss event results in two or more claims and recovery under the reinsurance treaties may otherwise be limited due to the amount, type or number of claims. Clash reinsurance further protects the balance sheet as it reduces the potential maximum loss on either a single risk or a large number of risks.

•	Effective January 1, 2022 through December 31, 2022, the company was party to a workers’ compensation and casualty clash reinsurance treaty with a limit of $29.0 million in excess of $1.0 million.
•
Effective January 1, 2019 through December 31, 2021, the Company was party to a workers' compensation and casualty clash reinsurance treaty with a limit of $19.0 million in excess of a $1.0 million retention. Effective January 1, 2021 through December 31, 2021, the Company ceded 87.0% of its casualty clash risks with a limit of $10.0 million in excess of a $20.0 million retention.

Facultative
•	The Company was party to a facultative reinsurance agreement with a large reinsurer for commercial auto physical damage risks primarily in excess of $400,000.
•	The Company was party to a facultative reinsurance agreement with a large reinsurer for property risks with total insured values above the other reinsurance treaty limits.
Liability
•	Effective January 1, 2019 through December 31, 2022, the Company was party to an excess of loss reinsurance treaty for commercial liability coverage with a limit of $600,000 in excess of $400,000.
Property
•
Effective January 1, 2020 through December 31, 2022, the Company was party to an excess of loss reinsurance treaty for personal property coverage with a limit of $1.7 million in excess of $300,000, for homeowners' and dwelling fire business.

•	Effective January 1, 2022 through December 31, 2022, the Company was party to an excess of loss reinsurance treaty for commercial property coverage with a limit of $7.7 million in excess of $300,000.
•	Effective January 1, 2021 through December 31, 2021, the Company was party to an excess of loss reinsurance treaty for commercial property coverage with a limit of $7.8 million in excess of $200,000.
•	Effective January 1, 2020 through December 31, 2020, the Company was party to an excess of loss reinsurance treaty for commercial property coverage with a limit of $7.7 million in excess of $300,000.
•	At December 31, 2022, the Company was covered for property catastrophe losses up to $28.0 million in excess of a $2.0 million retention for the first event. This treaty terminates on June 1, 2023.
•	At December 31, 2021, the Company was covered for property catastrophe losses up to $28.0 million in excess of a $2.0 million retention for the first event. This treaty terminates on June 1, 2022.
•	At December 31, 2020, the Company was covered for property catastrophe losses up to $28.0 million in excess of a $2.0 million retention for the first event. This treaty terminated on June 1, 2021.
Multiple Line
•
Effective January 1, 2019 through December 31, 2021, the Company was party to a multi-line excess of loss treaty that covers commercial property and casualty losses up to $600,000 in excess of a $400,000 retention.

Quota Share
•
The Company cedes 90% to 100% of its commercial umbrella coverages under quota share treaties. Under a quota share agreement, the reinsurer pays a percentage of all losses the insurer sustains in return for a similar percent of the premiums written on that risk. A ceding commission is paid by the reinsurer to the insurer to cover acquisition and operating expenses.

Loss Portfolio Transfer
•
On November 1, 2022, the Company entered into a loss portfolio transfer (“LPT”) reinsurance agreement with Fleming Reinsurance Ltd (“Fleming Re”). Under the agreement, Fleming Re will cover an aggregate limit of $66.3 million of paid losses on $40.8 million of stated net reserves as of June 30, 2022, relating to accident years 2019 and prior. This covers substantially all of the commercial liability lines underwritten by the Company. Within the aggregate limit, there is a $5.5 million loss corridor in which the Company retains losses in excess of $40.8 million. Fleming Re is then responsible to cover paid losses in excess of $46.3 million up to $66.3 million. Accordingly, there is $20.0 million of adverse development cover for accident years 2019 and prior. Under the agreement, Fleming Re was compensated with $40.8 million for stated net reserves as of June 30, 2022, plus a one-time risk fee of $5.4 million. Recoverables due to the Company under this agreement are recorded as reinsurance recoverables. The agreement is between CIC and WPIC and Fleming Re. As of December 31, 2022, the Company has recorded losses through the $5.5 million corridor and $644,000 into the $20.0 million layer. As of December 31, 2022, the Consolidated Balance Sheet included $3.8 million of reinsurance recoverables on paid losses related to the LPT, and $25.9 million of reinsurance recoverables on unpaid losses related to the LPT.
Equipment Breakdown, Employment Practice Liability, and Data Compromise and Identity Recovery
•
The Company ceded 100% of a small number of equipment breakdown, employment practices liability, and data compromise coverages that are occasionally bundled with other products under a quota share agreement with a reinsurer.

The Company assumes written premiums under a few fronting arrangements. The fronting arrangements are with unaffiliated insurers who write on behalf of the Company in markets that require a higher A.M. Best rating than the Company’s rating, or where the policies are written in a state where the Company is not licensed or for other strategic reasons.
The Company assumed $42.2 million, $34.3 million, and $28.9 million of written premiums under the insurance fronting arrangements for the years ended December 31, 2022, 2021 and 2020, respectively.
The following table presents the effects of reinsurance and assumption transactions on written premiums, earned premiums and losses and LAE (dollars in thousands). In 2022, ceded written and earned premium amounts included $1.6 million of reinsurance reinstatement costs relating to Hurricane Ian. In 2021, ceded written and earned amounts included $340,000 of reinsurance reinstatement costs relating to Winter Storm Uri. In 2021 and 2020, the ceded written and earned premium amounts include $86,000 and $195,000 of reinsurance reinstatement costs relating to Hurricane Irma, respectively.
	Year Ended December 31,
	2022	2021	2020
Written premiums:
Direct	$95,832	$97,801	$82,430
Assumed	42,187	34,294	28,905
Ceded	(46,787)	(30,666)	(18,395)
Net written premiums	$91,232	$101,429	$92,940

Earned premiums:
Direct	$97,843	$91,943	$75,130
Assumed	37,558	31,107	31,484
Ceded	(38,690)	(24,248)	(17,511)
Net earned premiums	$96,711	$98,802	$89,103

Loss and loss adjustment expenses:
Direct	$73,000	$71,021	$48,780
Assumed	43,487	25,740	24,429
Ceded	(35,047)	(26,900)	(16,981)
Net loss and LAE	$81,440	$69,861	$56,228